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                        GROUP VARIABLE ANNUITY CONTRACTS
                            SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES A)
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042

   SUPPLEMENT DATED JANUARY 10, 2007 TO THE PROSPECTUS DATED OCTOBER 2, 2006

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              SUPPLEMENT DATED JANUARY 10, 2007 TO YOUR PROSPECTUS

ALGER MIDCAP GROWTH INSTITUTIONAL FUND AND
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND CHANGES:

On January 10, 2007, shareholders will vote on proposed reorganizations of the Alger MidCap Growth Institutional and the Alger Capital Appreciation Institutional Funds. If the proposed reorganizations are approved, all assets of the Alger MidCap Growth Institutional and Alger Capital Appreciation Institutional Funds will be transferred as follows:

                              FUND                                                          ACQUIRING FUND
 Alger MidCap Growth Institutional Fund                           Alger MidCap Growth Fund
 Alger Capital Appreciation Institutional Fund                    Alger Capital Appreciation Fund

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

If the merger is approved by Fund shareholders, the merger is expected to be completed on or about February 15, 2007. As a result, if any of your Participant Account value is allocated to the Alger MidCap Growth Institutional Fund Sub-Account, that amount will be merged into the Alger MidCap Growth Fund Sub-Account. In addition, after the close of trading on the New York Stock Exchange on February 15, 2007, future Contributions with allocations to the Alger MidCap Growth Institutional Fund Sub-Account will be directed to the Alger MidCap Growth Fund Sub-Account.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Alger MidCap Growth Institutional Fund Sub-Account, that allocation will be directed to the Alger MidCap Growth Fund Sub-Account after the close of trading on the New York Stock Exchange on February 14, 2007. If you are enrolled in any Asset Rebalancing Program with allocations to the Alger MidCap Growth Institutional Fund Sub-Account, your program enrollment will be terminated as of the close of the New York Stock exchange on February 14, 2007 and you will have to re-enroll if you wish to continue after February 14, 2007.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

If the merger is approved by Fund shareholders, the merger is expected to be completed on or about February 13, 2007. As a result, if any of your Participant Account value is allocated to the Alger Capital Appreciation Institutional Fund Sub-Account, that amount will be merged into the Alger Capital Appreciation Fund Sub-Account. In addition, after the close of trading on the New York Stock Exchange on February 13, 2007, future Contributions with allocations to Alger Capital Appreciation Institutional Fund Sub-Account will be directed to the Alger Capital Appreciation Fund Sub-Account.

If you are enrolled in any Dollar Cost Averaging Program with allocations to the Alger Capital Appreciation Institutional Fund Sub-Account, that allocation will be directed to the Alger Capital Appreciation Fund Sub-Account after the close of trading on the New York Stock Exchange on February 12, 2007. If you are enrolled in any Asset Rebalancing Program with allocations to the Alger Capital Appreciation Institutional Fund Sub-Account, your program enrollment will be terminated as of the close of the New York Stock exchange on February 12, 2007 and you will have to re-enroll if you wish to continue after February 12, 2007.

CHANGES TO YOUR PROSPECTUS

In the event that the proposed mergers are approved, the following changes shall apply to your prospectus.

The information for the Alger MidCap Growth Institutional Fund Sub-Account and the Alger Capital Appreciation Institutional Fund Sub-Account in the table under the section entitled "The Funds" is deleted and replaced with the following:

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH FUND SUB-ACCOUNT     Fred Alger Management, Inc.                  Long-term capital appreciation
 (formerly Alger MidCap Growth
 Institutional Fund Sub-Account) which
 purchases Class I Shares of Alger
 MidCap Growth Fund
ALGER CAPITAL APPRECIATION FUND          Fred Alger Management, Inc.                  Long-term capital appreciation
 SUB-ACCOUNT (formerly Alger MidCap
 Growth Institutional Fund Sub-Account)
 which purchases Class I Shares of
 Alger MidCap Growth Fund

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.